UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: June 30, 1999

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Oechsle International Advisors, LLC
Address:	One International Place
		23 rd Floor
		Boston, MA 02110

13F File Number:	28-5470

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts
Of this form.

Person signing this report on behalf of reporting manager:

Name:		James Record
Title:	Compliance Officer
Phone:	617-330-8844
Signature, Place, and date of signing:

	James P. Record	Boston, MA	August, 12, 1999

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		3

Form 13F Information Table Entry Total:	16

Form 13F Information Table Value Total:


List of Other Included Managers:

	No.	13F File Number	Name

	01	28-6420		Soros Fund Management
	02	28-4528		Fleet Investment Advisors
	03	28-1190		Frank Russell Management

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
                                                         FORM 13F INFORMATION TABLE
                                          VALUE   SHARES/SH/                       PUT/INVSTMTOTHER          VOTING
AUTHORITY
NAME OF ISSUER     TITLE OF CLASSCUSIP    (X$1000)PRN AMTPRN                       CALLDSCRETNMANAGERSSOLE   SHARED
NONE

ASIA PULP & PAP    COM           04516V100    3910 534707SH                            SOLE            534707
CISCO              COM           17275R102   39286 638800SH                            SOLE            638800
DE RIGO            COM           245334107     407  75000SH                            SOLE             75000
ECHO BAY MINES     COM           278751102     547 416900SH                            SOLE            392500
24400
ELF AQUITAINE      COM           286269105   29176 338526SH                            SOLE            338526
GUCCI              COM           401566104  1270981765257SH                            DEFINED01 02 031205284
559973
INCO LTD.          COM           453258402    9504 501884SH                            SOLE            186174
315710
IBM                COM           459200101   37707 306100SH                            SOLE            306100
KOREA TELECOM      COM           50063P103  1021442817779SH                            DEFINED01 02 032483376
334403
LUCENT TECHNOLOGIESCOM           549463107   19275 300000SH                            SOLE            300000
MCI WORLDCOM       COM           55268B106   33957 408200SH                            SOLE            408200
PLACER DOME        COM           725906101    2380 226700SH                            SOLE            202500
24200
POHANG IRON & STEELCOM           730450103   22616 671367SH                            SOLE            671367
PORTUGAL TELECOM   COM           737273102    1371  32128SH                            DEFINED01 02 03  32128
TELEFONOS DE MEX   COM           879403780   27037 357819SH                            DEFINED01 02 03 255314
102505
TELEWEST PLC       COM           87986P105    2417  59154SH                            SOLE             29154